Memorandum items	12 Months Ended
Dec. 31, 2021
Off-balance-sheet exposures
Memorandum items	Memorandum items
Memorandum items relates to balances representing rights, obligations and other legal situations that in the future may have an impact on net assets, as well as any other balances needed to reflect all transactions performed by the consolidated entities although they may not impinge on their net assets.
a) Guarantees and contingent commitments granted
Contingent liabilities includes all transactions under which an entity guarantees the obligations of a third party and which result from financial guarantees granted by the entity or from other types of contract. The detail is as follows:

	2021	2020	2019
Loans commitment granted	262,737	241,230	241,179
Of which doubtful	615	274	352
Financial guarantees granted	10,758	12,377	13,650
Of which doubtful	188	124	154
Financial guarantees	10,715	12,358	13,619
Credit derivatives sold	43	19	31
Other commitments granted	75,733	64,538	68,895
Of which doubtful	781	548	747
Technical guarantees	40,158	33,526	33,890
Other	35,575	31,012	35,005
The breakdown as at 31 December 2021 of the exposures and the provision fund (see note 25) out of balance sheet by impairment stage is EUR 337,113 million and EUR 372 million (EUR 310,435 million and EUR 377 million in 2020 and EUR 316,116 million and EUR 417 million in 2019) in stage 1, EUR 10,531 million and EUR 200 million (EUR 6,764 million and EUR 182 million in 2020 and EUR 6,355 million and EUR 145 million in 2019) in stage 2 and EUR 1,584 million and EUR 161 million (EUR 946 million and EUR 141 million in 2020 and EUR 1,253 million and EUR 177 million in 2019) in stage 3, respectively.
Income from guarantee instruments is recognised under 'Fee and commission income' in the consolidated income statements and is calculated by applying the rate established in the related contract to the nominal amount of the guarantee.
i. Loan commitments granted
Loan commitments granted: firm commitments of grating of credit under predefined terms and conditions, except for those that comply with the definition of derivatives as these can be settled in cash or through the delivery of issuance of another financial instrument. They include stand-by credit lines and long-term deposits.
ii. Financial guarantees granted
Financial guarantees includes, inter alia, financial guarantee contracts such as financial bank guarantees, credit derivatives sold, and risks arising from derivatives arranged for the account of third parties.
iii. Other commitments granted
Other contingent liabilities include all commitments that could give rise to the recognition of financial assets not included in the above items, such as technical guarantees and guarantees for the import and export of goods and services.
b) Memorandum items
i. Off-balance-sheet funds under management
The detail of off-balance-sheet funds managed by the Group and by joint ventures is as follows:

EUR million
	2021	2020	2019
Investment funds	145,987	131,965	142,988
Pension funds	16,078	15,577	11,843
Assets under management	24,862	20,712	22,079
	186,927	168,254	176,910
ii. Non-managed marketed funds
At 31 December 2021 there are non-managed marketed funds totalling EUR 48,385 million (EUR 38,563 million and EUR 49,490 million at 31 December 2020 and 2019, respectively).
c) Third-party securities held in custody
At 31 December 2021 the Group held in custody debt securities and equity instruments totalling EUR 236,153 million (EUR 209,269 million and EUR 229,381 million at 31 December 2020 and 2019, respectively) entrusted to it by third parties.